Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impact of IFRS Adjustments for Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets	€ 113,062	€ 111,459	€ 109,167
IAS 19 adjustment - employees' leaving entitlement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets	€ 470	357	392
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		1,865	2,410
Effect of transition to IFRSs [member] | Revenue of finished goods derecognized [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		881	1,258
Effect of transition to IFRSs [member] | Government Grants [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		403	476
Effect of transition to IFRSs [member] | IAS 19 adjustment - employees' leaving entitlement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		357	392
Effect of transition to IFRSs [member] | Costs not eligible for capitalization included in property, plant and equipment [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		95	115
Effect of transition to IFRSs [member] | Costs not eligible for capitalization included in intangible assets [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets			88
Effect of transition to IFRSs [member] | Deferred revenues and costs for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total unrecognised deferred tax assets		€ 129	€ 81